GSMBS 2024-RPL2 - ABS15G

Exhibit 99(1)(s)(3)

Unique ID	gs_loan_number	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category
147310875	XXX	XXX	First	FIXED	Purchase	Owner Occ	3/XX/2008	5/XX/2008	XXXX	XXX	XXX	NO	*Not Applicable	1
147310885	XXX	XXX	First	FIXED	Purchase	Owner Occ	6/XX/1993	8/XX/1993	XXXX	XXX	XXX	NO	*Not Applicable	3	[3] APR Tolerance UnderDisclosed 0.125 [2] Initial GFE Missing [2] Initial TIL Missing	APR under disclosed by XXXX which exceeds the 0.125 tolerance.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired
147310880	XXX	XXX	First	FIXED	Purchase	Owner Occ	10/XX/2006	12/XX/2006	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] Initial TIL Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Consumer Disclosure
[2]   Missing Initial Application
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure

147310868	XXX	XXX	First	FIXED	Purchase	Owner Occ	12/XX/2009	2/XX/2010	XXXX	XXX	XXX	NO	*Not Applicable	3	[3] Initial TIL Missing
[3]   TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   Initial GFE Missing
																	NO	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TNR Testing Not Required
147309834	XXX	XXX	First	ARM	Purchase	Owner Occ	4/XX/2007	6/XX/2007	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure
147310873	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	2/XX/2004	4/XX/2004	XXXX	XXX	XXX	YES	36	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date
147310886	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	4/XX/2009	6/XX/2009	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Commitment Letter

147310841	XXX	XXX	First	FIXED	Purchase	Owner Occ	2/XX/2001	4/XX/2001	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Appraisal Notice [2] State - Missing Private Mortgage Insurance Notice [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice
147310879	XXX	XXX	First	ARM	Purchase	Owner Occ	4/XX/2011	6/XX/2011	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Attorney Disclosure
[2]   Increase in 10% tolerance fees exceeds 10%
[2]   GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of GFE & HUD fees inaccurate: homeowner's insurance charges from final GFE dated 3/XX/2011 reflects $XXXX; however GFE column of comparison reflects $XXXX for homeowner's insurance.
GFE1 dated 3/XX/2011 Important Dates Section, Other Settlement Charges Good Through Date is 3/XX/2011, which is less than the 10 business days required.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from most recent GFE dated 3/XX/2011 in the amount of $XXXX and the total collected was $XXXX, resulting in an increase of $XXXX or XXXX%.

147310874	XXX	XXX	First	FIXED	Purchase	Owner Occ	7/XX/1995	8/XX/1995	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date
147310867	XXX	XXX	First	FIXED	Purchase	Owner Occ	7/XX/1998	9/XX/1998	XXXX	XXX	XXX	NO	*Not Applicable	3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		TNR Testing Not Required
147310881	XXX	XXX	First	FIXED	Purchase	Owner Occ	10/XX/2005	12/XX/2005	XXXX	XXX	XXX	NO	*Not Applicable	3	[3] APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
APR under disclosed by XXXX which exceeds the .125 tolerance.
Finance charges under disclosed by $XXXX which exceeds the $100.00 tolerance for purchase transactions. TIL itemization disclosed a lender credit in the amount of $XXXX, however, the credit is not itemized and is not reflecting on the final HUD-1, therefore, excluded from the finance charge calculation.
																		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired
147310877	XXX	XXX	First	FIXED	Purchase	Owner Occ	4/XX/2010	6/XX/2010	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of GFE & HUD fees inaccurate; Final GFE dated 04/XX/2010 reflects Government recording $XXXX and UFMIP $XXXX; however GFE column of comparison reflects Government recording $XXXX and UFMIP $XXXX.

147310506	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	9/XX/2008	11/XX/2008	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
147311644	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	4/XX/2005	6/XX/2005	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
147311941	XXX	XXX	First	FIXED	Purchase	Owner Occ	7/XX/2010	9/XX/2010	XXXX	XXX	XXX	NO	*Not Applicable	3	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [2] GFE2 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate	Comparison of GFE & HUD fees inaccurate; Final GFE dated 06/XX/2010 reflects Origination Fees $XXXX, Credit for interest reate $(XXXX), and Escrow fees $XXXX; however GFE column of comparison reflects Origination Fees $XXXX, Credit for interest reate $(XXXX), and Escrow fees $XXXX
GFE2 dated 06/XX/2010 reflects an undocumented change in loan amount from $XXXX to $XXXX.
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 06/XX/2010 of $XXXX but final HUD discloses a charge of $XXXX.
																			RESPA
147311885	XXX	XXX	First	Fixed	Cashout Refi	Owner Occ	12/XX/2006	2/XX/2007	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing
147311287	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	3/XX/2005	6/XX/2005	XXXX	XXX	XXX	YES	36	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Right to Select Attorney Disclosure	Finance charges under disclosed by $XXXX which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired
147311279	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	3/XX/2005	5/XX/2005	XXXX	XXX	XXX	YES	60	2	[2] State - Missing Notice Regarding Nonrefundability of Loan Fees [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing
147311290	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	12/XX/2007	1/XX/2008	XXXX	XXX	XXX	YES	60	2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing
147311288	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2007	1/XX/2008	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing
147311289	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	7/XX/2008	9/XX/2008	XXXX	XXX	XXX	YES	60	2	[2] State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   State - Missing Notice of Right to Cancel Private Mortgage Insurance
[2]   Initial GFE Missing
[2]   Initial TIL Missing

147311285	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	4/XX/2008	6/XX/2008	XXXX	XXX	XXX	YES	60	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing
147311291	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2005	1/XX/2006	XXXX	XXX	XXX	YES	36	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing
147311280	XXX	XXX	First	FIXED	Cashout Refi	Investment Property	10/XX/2008	12/XX/2008	XXXX	XXX	XXX	NO	*Not Applicable	3	[3] State Late Charge Not Standard
[2]   State - Missing XXXX Finance Agreement
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing XXXX Notice of Housing Counseling and Services disclosure
[2]   Credit Score Disclosure Not Present
																Late charge fee of XXXX% exceeds the max allowed of 5% for the state XXXX.			Late Charge
147311282	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	8/XX/2005	10/XX/2005	XXXX	XXX	XXX	YES	36	2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Insurance Disclosure
[2]   State - Missing XXXX Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing

147311283	XXX	XXX	First	FIXED	Rate/Term Refi	Owner Occ	10/XX/2006	12/XX/2006	XXXX	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing  Freedom to Choose Insurance Provider disclosure
[2]   State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice
[2]   State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)
[2]   Initial GFE Missing
[2]   Initial TIL Missing

147311284	XXX	XXX	First	FIXED	Cashout Refi	Owner Occ	12/XX/2007	2/XX/2008	XXXX	XXX	XXX	YES	60	2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercionn Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing
147311580	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	6/XX/2006	8/XX/2006	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing Broker Agreement / Mortgage Loan Origination Agreement
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing

147311929	XXX	XXX	First	ARM	Cashout Refi	Owner Occ	6/XX/2007	9/XX/2007	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Initial Tax Authorization Notice
147311779	XXX	XXX	First	FIXED	Purchase	Owner Occ	4/XX/2007	6/XX/2007	XXXX	XXX	XXX	NO	*Not Applicable	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   Initial TIL Missing